Severance Indemnities And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2012
Severance Indemnities And Pension Plans [Abstract]
Components Of Net Periodic Costs Of Pension Benefits

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥41,823	¥39,713	¥39,709	¥6,414	¥872	¥6,092	¥909	¥6,328	¥968
Interest costs on projected benefit obligation	29,071	33,184	31,509	10,587	1,226	10,900	1,335	10,649	1,192
Expected return on plan assets	(49,826)	(56,105)	(55,336)	(15,309)	(936)	(16,220)	(1,086)	(14,216)	(1,106)
Amortization of net actuarial loss	51,980	15,600	29,424	2,682	678	1,386	516	6,221	514
Amortization of prior service cost	(9,801)	(10,576)	(11,534)	39	(67)	51	(61)	35	(57)
Amortization of net obligation at transition	(1)	—	—	—	123	—	115	—	105
Loss on settlements and curtailment	3,037	3,706	4,378	—	—	—	—	40	—

Net periodic benefit cost	¥66,283	¥25,522	¥38,150	¥4,413	¥1,896	¥2,209	¥1,728	¥9,057	¥1,616

Schedule Of Weighted-Average Assumptions Used In Computing The Present Value Of The Projected Benefit Obligations And The Net Periodic Benefit Cost

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.66%	2.05%	1.91%	5.70%	5.77%	6.10%	6.04%	5.67%	5.36%
Discount rates in determining benefit obligation	2.05	1.91	1.55	6.10	6.04	5.67	5.36	4.73	4.70
Rates of increase in future compensation level for determining expense	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Rates of increase in future compensation level for determining benefit obligation	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Expected rates of return on plan assets	3.02	2.98	3.11	7.50	8.00	7.49	8.00	7.49	8.00

Schedule Of Assumed Health Care Cost Trend Rates And The Effect Of A One-Percentage-Point Change In The Assumed Health Care Cost Trend Rate For Foreign Offices And Subsidiaries

	UNBC		Other than UNBC
	2011(1)	2012(1)	2011(1)	2012(1)
Initial trend rate	9.12%	8.90%	7.50%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	4.50%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2018

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥284	¥(234)	¥85	¥(65)
Effect on postretirement benefit obligation	2,394	(2,027)	1,104	(875)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2010 and 2011, respectively.

Schedule Of Changes In Benefit Obligations And Plan Assets And Amount Recognized In The Balance Sheets

	Domestic subsidiaries					Foreign offices and subsidiaries
	2011		2012			2011		2012
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,303,012	¥367,501	¥1,328,152	¥381,457		¥193,008	¥23,552	¥195,080	¥23,653
Service cost	34,320	5,393	33,605	6,104		6,092	909	6,328	968
Interest cost	25,608	7,576	24,394	7,115		10,900	1,335	10,649	1,192
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Acquisitions/ Divestitures	(577)	—	(268)	—		19	—	—	—
Amendments	8,242	—	(27,159)	—		1	—	98	—
Actuarial loss	26,935	13,353	86,204	26,491		14,290	1,944	30,020	958
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Lump-sum payment	(16,805)	—	(15,613)	—		(194)	(10)	(754)	—
Translation adjustments and other	—	—	18,586 (1)	(18,586	)(1)	(22,671)	(2,802)	(9,228)	(835)

Benefit obligation at end of fiscal year	1,328,152	381,457	1,383,933	389,264		195,080	23,653	225,361	24,701

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,436,335	474,487	1,348,510	451,373		183,445	14,240	190,130	14,043
Actual return (loss) on plan assets	(61,992)	(17,535)	(18,132)	1,574		23,418	1,679	4,528	78
Employer contributions	26,737	6,787	28,135	16,645		11,728	1,168	2,835	1,128
Acquisitions/ Divestitures	13	—	(36)	—		26	—	—	—
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Translation adjustments and other	—	—	22,565 (1)	(22,565	)(1)	(22,122)	(1,769)	(7,870)	(644)

Fair value of plan assets at end of fiscal year	1,348,510	451,373	1,317,074	433,710		190,130	14,043	182,791	13,370

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥71,972	¥69,916	¥17,969	¥44,446		¥9,947	¥—	¥3,175	¥—
Accrued benefit cost	(51,614)	—	(84,828)	—		(14,897)	(9,610)	(45,745)	(11,331)

Net amount recognized	¥20,358	¥69,916	¥(66,859)	¥44,446		¥(4,950)	¥(9,610)	¥(42,570)	¥(11,331)

Note:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.

Schedule Of Aggregated Accumulated Benefit Obligations

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Aggregated accumulated benefit obligations	¥1,685,442	¥1,747,624	¥181,239	¥209,145

Schedule Of Projected Benefit Obligations, Accumulated Benefit Obligations, And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Projected benefit obligations	¥115,835	¥1,332,424	¥27,588	¥209,930
Accumulated benefit obligations	110,342	1,308,177	26,927	193,899
Fair value of plan assets	69,059	1,247,873	12,750	164,314

Schedule Of Pension Liability Recognized In Accumulated Other Changes In Equity From Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥493,526	¥644,335	¥54,427	¥6,709	¥85,384	¥7,982
Prior service cost	(43,264)	(58,889)	172	(181)	127	(148)
Net obligation at transition	—	—	—	245	—	102

Gross pension liability adjustments	450,262	585,446	54,599	6,773	85,511	7,936
Taxes	(180,954)	(235,331)	(21,486)	(2,675)	(33,581)	(3,126)

Net pension liability adjustments	¥269,308	¥350,115	¥33,113	¥4,098	¥51,930	¥4,810

Schedule Of Changes In Benefit Obligations Recognized In Accumulated Other Changes In Equity From Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss arising during the year	¥175,922	¥184,611	¥7,129	¥1,360	¥40,553	¥2,093
Prior service cost arising during the year	8,243	(27,159)	28	34	(3)	(29)
Losses (gains) due to amortization:
Net actuarial loss	(15,600)	(29,424)	(1,386)	(516)	(6,221)	(514)
Prior service cost	10,576	11,534	(51)	61	(35)	57
Net obligation at transition	—	—	—	(115)	—	(105)
Curtailment and settlement	(3,706)	(4,378)	—	—	(40)	—
Foreign currency translation adjustments	—	—	(6,804)	(800)	(3,342)	(339)

Total changes in Accumulated other changes in equity from nonowner sources	¥175,435	¥135,184	¥(1,084)	¥24	¥30,912	¥1,163

Schedule Of Expected Amounts That Will Be Amortized From Accumulated Other Changes In Equity From Nonowner Sources In Next Fiscal Year

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥37,759	¥7,578	¥698
Prior service cost	(12,311)	30	(54)
Net obligation at transition	—	—	78

Total	¥25,448	¥7,608	¥722

Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.0%	0.3%	—%
Japanese debt securities	37.3	—	—
Non-Japanese equity securities	11.4	58.0	70.0
Non-Japanese debt securities	6.2	30.9	30.0
Real estate	—	8.0	—
Short-term assets	8.1	2.8	—

Total	100.0%	100.0%	100.0%

Schedule Of Estimated Contributions To Plan Assets In Next Fiscal Year

For the pension benefits of domestic subsidiaries	¥40.5 billion
For the pension benefits of foreign offices and subsidiaries	14.0 billion
For the other benefits of foreign offices and subsidiaries	1.2 billion

Schedule Of Estimated Future Benefit Payments

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2013	¥80,353	¥6,876	¥1,310
2014	82,786	7,614	1,409
2015	84,872	7,976	1,493
2016	86,120	8,780	1,581
2017	87,102	9,244	1,667
Thereafter (2018-2022)	434,603	59,505	9,069

Schedule Of Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Domestic And Foreign Office Subsidiaries

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% (from April 1, 2010 to March 31, 2011) and 1.17% (from April 1, 2011 to March 31, 2012).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, and of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, which were held by UNBC at December 31, 2010 and 2011, respectively.

Schedule Of Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments

Foreign offices and subsidiaries
	March 31, 2011				March 31, 2012
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,980	¥6,063	¥—	¥14,043	¥7,491	¥5,879	¥—	¥13,370

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

Schedule Of Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3)

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626